Goodwill (Tables)	9 Months Ended
Jul. 31, 2021
Intangible assets and goodwill [abstract]
Summary of Goodwill by Segment

Goodwill by Segment

(millions of Canadian dollars)	Canadian Retail	U.S. Retail[1]	Wholesale Banking	Total
Carrying amount of goodwill as at November 1, 2019	$2,836	$13,980	$160	$16,976
Foreign currency translation adjustments and other	10	162	–	172

Carrying amount of goodwill as at October 31, 2020[2]	$2,846	$14,142	$160	$17,148
Additions (disposals)	40	–	111	151
Foreign currency translation adjustments and other	(55)	(902)	(1)	(958)
Carrying amount of goodwill as at July 31, 2021[2]	$2,831	$13,240	$270	$16,341

[1]	Goodwill predominantly relates to U.S. personal and commercial banking.
[2]	Accumulated impairment as at July 31, 2021 and October 31, 2020 was nil.